As filed with the Securities and Exchange Commission on December 23, 2009

File No.

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☐

Templeton Funds

(Exact Name of Registrant as Specified in Charter)

(954) 527-7500

(Registrant's Area Code and Telephone Number)

500 East Broward Blvd., Fort Lauderdale, FL 33394

(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906

(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A, Class B, Class C and Advisor Class Shares of common stock, par value $1.00 per share, of Templeton World Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

PART A

TEMPLETON GLOBAL LONG-SHORT FUND

IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders (the “Meeting”) of Templeton Global Long-Short Fund, a series of Franklin Templeton International Trust, scheduled for April 9, 2010 at 12 Noon, Eastern time. They discuss a proposal (the “Proposal”) to be voted on at the Meeting and contain your Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to Templeton Global Long-Short Fund. If you specify a vote on the Proposal, your proxy will be voted as you indicate. If you simply sign the proxy card, but do not specify a vote on the Proposal, your proxy will be voted FOR the Proposal.

We urge you to spend a few minutes reviewing the Proposal in the Prospectus/Proxy Statement. Then, please fill out and sign the proxy card and return it to us so that we know how you would like to vote. When shareholders return their proxies promptly, the Fund may be able to save money by not having to conduct additional mailings.

We welcome your comments. If you have any questions, call Fund Information at (800) DIAL BEN®/(800) 342-5236.

TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, separate instructions are enclosed.

TEMPLETON GLOBAL LONG-SHORT FUND

(a series of Franklin Templeton International Trust)

One Franklin Parkway

San Mateo, CA 94403-1906

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on April 9, 2010

To the Shareholders of the Templeton Global Long-Short Fund:

A Special Meeting of the Shareholders (the “Meeting”) of Templeton Global Long-Short Fund (“Long-Short Fund”), a series of Franklin Templeton International Trust (the “Franklin Trust”), will be held at the offices of Franklin Templeton Investments, 500 East Broward Boulevard, Suite 1200, Fort Lauderdale, Florida 33394-3091, on April 9, 2010 at 12 Noon, Eastern time.

During the Meeting, shareholders of the Fund will vote on the following Proposal:

1. To approve an Agreement and Plan of Reorganization (the “Plan”) between the Franklin Trust, on behalf of Long-Short Fund, and Templeton Funds (the “Templeton Trust”), on behalf of Templeton World Fund (“World Fund”), that provides for: (i) the acquisition of substantially all of the assets of Long-Short Fund by World Fund in exchange solely for Class A, Class B and Advisor Class shares of World Fund, (ii) the distribution of such shares to the shareholders of Long-Short Fund, and (iii) the complete liquidation and dissolution of Long-Short Fund. Shareholders of Long-Short Fund will receive Class A, Class B or Advisor Class shares of World Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders’ Class A, Class B or Advisor Class shares of Long-Short Fund.

A copy of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on January 15, 2010 are entitled to notice of, and to vote at, the Meeting or any adjourned Meeting.

By Order of the Board of Trustees,

Karen L. Skidmore

Secretary

February 1, 2010

Please sign and promptly return the proxy card in the enclosed self-addressed envelope regardless of the number of shares your own.

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

i

May I revoke my proxy?	22
What if my shares are held in a brokerage account?	22
What other matters will be voted upon at the Meeting?	22
Who is entitled to vote?	23
How will proxies be solicited?	23
What other solicitations will be made?	23
Are there dissenters’ rights?	23
Principal Holders of Shares	23
Shareholder Proposals	24
Adjournment	24
Glossary – Useful Terms and Definitions	25
Exhibits to Prospectus/Proxy Statement	26

Exhibit A – Form of Agreement and Plan of Reorganization between Franklin Templeton International Trust, on behalf of Templeton Global Long-Short Fund, and Templeton Funds, on behalf of Templeton World Fund (attached)

A-1
Exhibit B – Prospectus of Templeton World Fund—Class A, Class B, Class C and Advisor Class dated January 1, 2010 (enclosed)	B-1

ii

PROSPECTUS/PROXY STATEMENT

Dated February 1, 2010

Acquisition of Substantially all of the Assets of

TEMPLETON GLOBAL LONG-SHORT FUND

(a series of Franklin Templeton International Trust)

By and in Exchange for Shares of

TEMPLETON WORLD FUND

(a series of Templeton Funds)

This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of Templeton Global Long-Short Fund (“Long-Short Fund”), which is a series of Franklin Templeton International Trust (the “Franklin Trust”). At the Meeting, shareholders of Long-Short Fund will be asked to approve an Agreement and Plan of Reorganization (the “Plan”). If shareholders of Long-Short Fund vote to approve the Plan, substantially all of the assets of Long-Short Fund will be acquired by Templeton World Fund (“World Fund”), a series of Templeton Funds (the “Templeton Trust”), in exchange for shares of Templeton World Fund – Class A (“World Fund Class A shares”), Templeton World Fund – Class B (“World Fund Class B shares”) and Templeton World Fund – Advisor Class (“World Fund Advisor Class shares”) (the “Transaction”). The principal offices of the Franklin Trust and the Templeton Trust are located at One Franklin Parkway, San Mateo, California 94403-1906 and at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091, respectively. You can reach the offices of both the Franklin Trust and the Templeton Trust by telephone by calling 1-800-632-2301.

The Meeting will be held at the offices of Franklin Templeton Investments, 500 East Broward Boulevard, Suite 1200, Fort Lauderdale, Florida on April 9, 2010 at 12 Noon, Eastern time. The Board of Trustees of the Franklin Trust, on behalf of Long-Short Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about February 1, 2010.

If Long-Short Fund shareholders vote to approve the Plan, you will receive World Fund Class A shares of equivalent aggregate net asset value (“NAV”) to your investment in Class A shares of Long-Short Fund (“Long-Short Fund Class A shares”), World Fund Class B shares of equivalent aggregate NAV to your investment in Class B shares of Long-Short Fund (“Long-Short Fund Class B shares”), and World Fund Advisor Class shares of equivalent aggregate NAV to your investment in Advisor Class shares of Long-Short Fund (“Long-Short Fund Advisor Class shares”). Long-Short Fund will then be liquidated and dissolved.

The investment goals, strategies and risks of Long-Short Fund and World Fund (individually, “each Fund” or collectively, the “Funds”) are somewhat similar; however, there are also some important differences. Long-Short Fund’s investment goal is long-term capital appreciation in both up and down (bull and bear) markets with less volatility than the overall global stock market. World Fund’s investment goal is long-term capital growth. While both Funds employ the Templeton value investment style, the Long-Short Fund pursues its goal through a strategy of investing in long and short equity positions while the World Fund uses only long positions in equity securities. Franklin Advisers, Inc. (“Franklin Advisers”) serves as investment manager to Long-Short Fund and Templeton Global Advisors Limited (“Global Advisors”) serves as sub-advisor to Long-Short Fund. Global Advisors serves as investment manager to World Fund.

This Prospectus/Proxy Statement gives the information about the proposed Transaction and World Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about World Fund and the proposed transaction has been filed with the SEC and can be found in the following documents:

•	The Prospectus of World Fund – Class A, Class B and Advisor Class dated January 1, 2010 (the “World Fund Prospectus”), is enclosed with and considered a part of this Prospectus/Proxy Statement.

•

A Statement of Additional Information (“SAI”) dated February 1, 2010 relating to this Prospectus/ Proxy Statement has been filed with the SEC and is considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling (800) DIAL BEN® or by writing to Franklin Templeton Investments at P.O. Box 33030, St. Petersburg, FL 33733-8030.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

INTRODUCTION

Pursuant to the proposed Agreement and Plan of Reorganization between the Franklin Trust, on behalf of Long-Short Fund, and the Templeton Trust, on behalf of World Fund (attached hereto as Exhibit A), substantially all of the assets of Long-Short Fund will be acquired by World Fund in exchange for Class A, Class B and Advisor Class shares of World Fund, subject to shareholder approval. Shareholders of Long-Short Fund will receive Class A, Class B or Advisor Class shares of World Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders’ Class A, Class B or Advisor Class shares of Long-Short Fund.

Below are some of the important questions you might have about the proposed Transaction:

What will happen to my Long-Short Fund investment if the proposed Transaction is approved?

You will become a shareholder of World Fund, an open-end investment company managed by Global Advisors, on or about April 27, 2010, and will no longer be a shareholder of Long-Short Fund. You will receive Class A, Class B or Advisor Class shares of World Fund with a value equal to the value of your investment in Long-Short Fund as of the closing date. Long-Short Fund will then cease operations and will be dissolved as a series of the Franklin Trust.

When will Long-Short Fund close to new investments?

Effective December 18, 2009, Long-Short Fund closed to new investments, with limited exceptions. After December 18, 2009, additional purchases may be made by: (1) Employee Sponsored Retirement Plans with participant accounts invested in Long-Short Fund on December 17, 2009; and (2) existing shareholders. Employer Sponsored Retirement Plans invested in Long-Short Fund on December 17, 2009 may open new accounts in the Fund and invest on behalf of new participants in those retirement plans. Long-Short Fund will not accept any additional purchases within one week of the Transaction date.

What are the benefits of the proposed Transaction for me?

The Board of Trustees of the Franklin Trust, on behalf of Long-Short Fund, has recommended that Long-Short Fund shareholders approve the Transaction in order to combine Long-Short Fund with a larger fund that has somewhat similar goals and investment policies. Long-Short Fund shareholders will achieve a lower expense ratio and become shareholders of a fund with historically stronger performance.

Will I enjoy the same privileges as a shareholder of World Fund that I currently have as a shareholder of Long-Short Fund?

Yes. You will continue to enjoy the same shareholder privileges such as the Automatic Investment Plan, Automatic Payroll Deduction, Automated Telephone System, Distribution Options, Retirement Plans, Telephone/Online Privileges, Systematic Withdrawal Plan and Franklin Templeton VIP Services.

Do Long-Short Fund and World Fund have similar investment goals and strategies?

Long-Short Fund and World Fund have somewhat similar investment goals, but they can employ different strategies to achieve their respective goals. Long-Short Fund’s investment goal is to provide long-term capital appreciation in both up and down (bull and bear) markets with less volatility than the overall global stock markets. World Fund’s investment objective is long-term capital growth. While both Funds employ the Templeton value investment style of applying a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential, Long-Short Fund employs a strategy of investing in long and short equity positions while World Fund uses only long positions in equity securities.

The investment goals and strategies of Long-Short Fund and World Fund are discussed further in the Summary below.

Are the exchange rights of World Fund similar to those of Long-Short Fund?

Yes. How to exchange shares is described in the prospectus of World Fund enclosed as Exhibit B to this Prospectus/Proxy Statement.

Who will pay the expenses for the Transaction?

Long-Short Fund and World Fund will each pay 25% of the total cost of the Transaction. Franklin Advisers and Global Advisors will each pay 25% of the total cost.

How does the Board of Trustees recommend I vote?

After considering, among other factors, the terms and conditions of the Transaction, the investment policies, processes and approaches of, as well as shareholder services offered by, Long-Short Fund and World Fund, fees and expenses, the relative performance of Long-Short Fund and World Fund, the Board of Trustees of Long-Short Fund believes that reorganizing Long-Short Fund into World Fund is in the best interests of Long-Short Fund and its shareholders.

SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A) and the World Fund Prospectus (enclosed as Exhibit B).

What proposal will be voted on?

At a meeting held on December 1, 2009, the Board of Trustees of the Franklin Trust, on behalf of Long-Short Fund, considered a proposal to reorganize Long-Short Fund with and into World Fund, approved the Plan and voted to recommend that shareholders of Long-Short Fund vote to approve the Plan. If shareholders of Long-Short Fund vote to approve the Plan, it will result in the transfer of substantially all of Long-Short Fund’s assets to World Fund, in exchange for Class A, Class B and Advisor Class shares of World Fund of equivalent aggregate NAV. Your Class A, Class B and Advisor Class shares of Long-Short Fund will then be exchanged for Class A, Class B and Advisor Class shares, respectively, of World Fund of equivalent aggregate NAV. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of World Fund shares that you receive will likely be different than the number of Long-Short Fund shares that you surrender because of the Funds’ different NAV per share. After the shares of World Fund are distributed to Long-Short Fund shareholders, Long-Short Fund will be completely liquidated and dissolved. As a result of the Transaction, you will cease to be a shareholder of Long-Short Fund and will become a shareholder of World Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place. The closing date of the Transaction is expected to occur on or about April 27, 2010.

Global Advisors is the sub-advisor of Long-Short Fund and the investment manager of World Fund. While the investment goals of Long-Short Fund and World Fund are somewhat similar, World Fund’s investment strategies differ in certain ways from those of Long-Short Fund. For the reasons set forth in the “Reasons for the Transaction” section of this Prospectus/Proxy Statement, the Board of Trustees of the Franklin Trust, on behalf of Long-Short Fund, has determined that the Transaction is in the best interests of Long-Short Fund and its shareholders. The Boards of Trustees of the Franklin Trust and the Templeton Trust also concluded that no dilution in value would result to the shareholders of Long-Short Fund or World Fund, respectively, as a result of the Transaction.

It is expected that Long-Short Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for World Fund shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section “Information About the Transaction—What are the tax consequences of the Transaction?”

THE BOARD OF TRUSTEES OF THE FRANKLIN TRUST

RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

How do the investment goals, strategies and policies of the Funds compare?

Long-Short Fund’s investment goal is to provide long-term capital appreciation in both up and down (bull and bear) markets with less volatility than the overall global stock markets. Long-Short Fund’s strategy seeks: low to moderate correlation vs. common equity benchmarks, capital appreciation with low to moderate volatility in all market conditions, and opportunistic capital allocation across sectors, industries and countries. Long-Short Fund’s investment strategy uses a bottom-up, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the evaluation of its long-term earnings, asset value and cash flow potential.

If the manager believes economic conditions are unfavorable for investors, 100% of Long-Short Fund’s assets may be invested in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include United States (“U.S.”) dollar and non-U.S. dollar investments, such as (i) short-term investments (remaining maturities of less than 12 months) and securities issued or guaranteed by the U.S. or a foreign government, their agencies or instrumentalities; (ii) finance company and corporate commercial paper, and other short-term corporate obligations, rated A by Standard & Poor’s (“S&P®”) or Prime-1 by Moody’s Investors Service (“Moody’s”) or, if unrated, determined by Long-Short Fund to be of comparable quality; and (iii) repurchase agreements with banks and broker-dealers.

World Fund’s investment goal is long-term capital growth. World Fund also uses a bottom-up, value-oriented long-term approach, focusing on the market price of a company’s securities relative to the company’s long-term earnings, asset value and cash flow potential. World Fund searches for companies exhibiting strong earnings potential over a five-year time horizon. Specific companies, rather than sectors or countries, are considered and an evaluation is made of the company’s price/cash ratio, price/earnings ratio, profit margins and liquidation value. Similar to Long-Short Fund, if the manager believes economic conditions are unfavorable for investors, the manager may invest 100% of the World-Fund’s assets in a temporary defensive manner by holding all or a substantial portion o the assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments may include money market securities, including shares of money market funds managed by the manager or its affiliates, or short-term debt securities.

As of October 31, 2009, the geographic distribution of Long-Short Fund’s investments included Europe, North America, Asia, Latin America/Caribbean and Australia/New Zealand, with assets primarily invested in pharmaceuticals, oil/gas/consumable fuels, diversified telecommunication services, media and insurance. World Fund’s distribution of its investments at August 31, 2009 included North America, Europe, Asia, Latin America/Caribbean,Middle East/Africa and Australia/New Zealand, with assets primarily invested in pharmaceuticals, oil, gas and consumable fuels, software and diversified telecommunication services.

There are, however, several important differences in the Funds’ investment policies:

Under normal market conditions, Long-Short Fund has both long and short positions in equity securities, primarily common stocks of companies located anywhere in the world, including developing or emerging markets. Under normal market conditions, Long-Short Fund invests at least 40% of its net assets in foreign securities. Long-Short Fund also may have long or short positions in exchange-traded funds, which often hold portfolios of securities generally in proportion to the securities in a given market, sector or international index. If the Plan is approved by the shareholders of Long-Short Fund, short positions held by Long-Short Fund will be closed. Long-Short Fund will incur expenses related to closing these short positions.

Short sales are transactions in which the underlying fund sells a security it does not own. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the fund. If the underlying security goes down in price between the time the fund sells the security and buys it back, the fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the fund must pay to the lender of the security. The fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the fund's needs for immediate cash or other liquidity. The fund's investment performance may also suffer if the fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the fund to deliver the securities the fund borrowed at the commencement of the short sale and the fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the fund's open short positions. These expenses negatively impact the performance of the fund. These types of short sale expenses are sometimes referred to as the "negative cost of carry," and may cause the fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

World Fund, under normal market conditions, invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. Under normal market circumstances, World Fund will invest in issuers located in at least three different countries, including the U.S. World Fund also invests in American, European and Global Depository Receipts. From time to time, World Fund may have significant investments in one or more countries or in particular sectors such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions. Unlike Long-Short Fund, World Fund generally does not take short positions in equity securities (i.e., engage in short sales), as described above).

Both Long-Short Fund and World Fund focus their investments on equity securities, particularly common stocks, of companies located outside the United States.

For more information about the investment goals, strategies and policies of Long-Short Fund and World Fund, please see the section “Comparison of Investment Goals, Strategies, Policies and Risks” in this Prospectus/Proxy Statement.

What are the risks of an investment in the Funds?

Investments in Long-Short Fund and World Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in Long-Short Fund or World Fund, or that Long-Short Fund or World Fund will achieve its investment goal.

The risks associated with an investment in each Fund are generally similar with respect to the type of portfolio securities held by each Fund. These risks include those associated with equity securities and foreign investing (including currency risks). Although neither Fund concentrates its investments within particular sectors (such as technology or banking, or within a particular country), to the extent a Fund focuses on a particular sector or country, it will be exposed to greater risk of loss due to factors affecting that sector or country.

Both Funds are subject to the risks posed by investing primarily in the equity securities of foreign companies. Additional risks of foreign investing in emerging market countries are due to a lack of established legal, political, business and social frameworks to support emerging securities markets. Some of these additional significant risks include:

•	Political and social uncertainty (for example, regional conflicts and risk of war)
•	Currency exchange rate volatility
•	Delays in settling portfolio transactions
•	Risk of loss arising out of systems of share registration and custody
•

Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets and declines of more than 50% are not unusual. Markets that are generally considered to be liquid may become illiquid for short or extended periods.

•	Weaker government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. and other developed countries
•	Currency and capital controls
•	Inflation, deflation or currency devaluation
•	Greater sensitivity to interest rate changes

All of these factors make prices of equity securities of emerging market companies generally more volatile than equity securities of companies in developed markets, and increase the risk of loss to Long-Short Fund and World Fund to the extent they invest in emerging market companies.

Although they generally have not done so in the past, both Long-Short Fund and World Fund may invest in lower rated debt securities. While such securities may offer higher yields than do higher rated securities, lower rated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. Bonds rated Ba or lower by Moody’s are judged to have speculative elements and are subject to substantial credit risk. Bonds rated BB or lower by S&P are regarded as having significant speculative characteristics.

For more information about the risks of the Funds, see the section “What are the risk factors associated with investments in the Funds?” under the heading “Comparison of Investment Goals, Strategies, Policies and Risks” below.

Who manages the Funds?

The management of the business and affairs of the Funds is the responsibility of their respective Boards of Trustees. Each Fund is a series of an open-end, registered management investment company, commonly referred to as a “mutual fund.” The Franklin Trust was organized as a Delaware statutory trust on March 22, 1991, and the Templeton Trust was originally organized as a Maryland corporation on August 15, 1977, but converted to a Delaware statutory trust effective February 1, 2008.

Franklin Advisors is a direct, wholly owned subsidiary of Franklin Resources, Inc. (“Resources”). Global Advisors is an indirect wholly owned subsidiary of Resources. Resources is a publicly owned global investment organization operating as Franklin Templeton Investments. At November 30, 2009, Resources had more than $539.7 billion in assets under management. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.

Franklin Templeton Investments currently includes 45 U.S. registered investment companies, with approximately 147 U.S. based funds or series.

Long-Short Fund’s portfolio manager is:

Matthew Nagle, CFA, CPA; Vice President and Portfolio Manager of Global Advisors. Mr. Nagle joined Franklin Templeton Investments in 2003.

World Fund’s lead portfolio manager is:

Cindy L. Sweeting CFA; Director, Chairman and President of Global Advisors. Ms. Sweeting has been a manager of World Fund since 2007. She joined Franklin Templeton Investments in 1997.

The following individuals have secondary portfolio management responsibilities for World Fund:

Lisa F. Myers, J.D., CFA; Executive Vice President of Global Advisors. Ms. Myers has been a manager of World Fund since 2003. She joined Franklin Templeton Investments in 1996.

Tucker Scott, CFA, Executive Vice President of Global Advisors. Mr. Scott has been a manager of World Fund since 2007. He joined Franklin Templeton Investments in 1996.

What are the fees and expenses of Long-Short Fund and World Fund?

Long-Short Fund has a management agreement with Franklin Advisers under which Franklin Advisers receives an investment management fee comprised of a “base fee” and a “performance adjustment.” The base fee is calculated at the beginning of each month using an annual rate of 1.50% of the prior month’s average daily net assets. The performance adjustment is calculated at the beginning of each month based on how much Long-Short Fund’s total return exceeded or lagged its benchmark, the Morgan Stanley Capital International World Index, (Long-Short Fund performance differential), over the preceding twelve-month period (performance period). A performance adjustment is applicable if the Long-Short Fund performance differential exceeds 2.00%, either upwards (an increase to the base fee) or downwards (a decrease to the base fee). The performance adjustment amount is determined by multiplying the performance adjustment rate by the average daily net assets of the performance period. The performance adjustment rate may not exceed 1.00% annualized, either upwards or downwards. At the end of each month, an annualized investment management fee ratio is calculated (total investment management fees divided by fiscal year to date average daily net assets). In accordance with the Investment Management Agreement, the investment management fee ratio may not exceed 2.50% or fall below 0.50% for the fiscal year.

For the fiscal year ended October 31, 2009, Long-Short Fund paid Franklin Advisers $1,771,373. As of October 31, 2009, the total annualized management fee rate, including the performance adjustment, was 2.50% of the average daily net assets of Long-Short Fund.

Under a sub-advisory agreement, Global Advisors, an affiliate of Franklin Advisers, provides sub-advisory services to Long-Short Fund. Franklin Advisers pays Global Advisors a fee equal to 90% of the investment management fee received by Franklin Advisers from the Fund.

World Fund has a management agreement with Global Advisors under which Global Advisors receives a management fee based on the schedule below:

Annualized Fee Rate	Net Assets
0.630%	Up to and including $1 billion
0.615%	Over $1 billion, up to and including $5 billion
0.600%	Over $5 billion, up to and including $10 billion
0.580%	Over 10 billion, up to and including $15 billion
0.560%	Over $15 billion, up to and including $20 billion
0.540%	In excess of $20 billion

For the fiscal year ended August 31, 2009, World Fund paid Global Advisors $32,685,825 or 0.62% of World Fund’s average daily net assets.

Long-Short Fund and World Fund pay a separate administration fee to Franklin Templeton Services, LLC, an indirect wholly owned subsidiary of Resources (“FT Services”). Long-Short Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of Long-Short Fund. World Fund pays an administrative fee to FT Services based on the average aggregate daily net assets of the Templeton Trust as shown below:

Annualized Fee Rate	Net Assets
0.150%	Up to and including 200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

What are the fees and expenses of each Fund and what might they be after the Transaction?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for World Fund after the Transaction. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of World Fund.

FEE TABLE FOR CLASS A SHARES OF

LONG-SHORT FUND AND WORLD FUND

	Actual†		Projected††
	Long-Short Fund Class A	World Fund Class A	World Fund Class A After Transaction
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	5.75%(1)	5.75%(2)	5.75%(2)
Load imposed on purchases	5.75%(1)	5.75%(2)	5.75%(2)
Maximum deferred sales charge (load)	None	None	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management fees	2.50%	0.61%	0.61%
Distribution and service (12b-1) fees	0.25%	0.23%	0.23%
Other expenses (including administration fees)	1.03(3)%	0.23%	0.23%(4)

Total Annual Fund Operating Expenses	3.78%	1.07%	1.07%

†	Information for Long-Short Fund and World Fund is provided as of October 31, 2009.
††	Projected expenses based on current and anticipated World Fund expenses.
(1)

The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2)	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more and purchases by certain retirement plans without a sales charge.
(3)	Not included is dividend expense on securities sold short. Total annual fund operating expenses were 4.17% including such expenses.
(4)	Included in other expenses are the one-time estimated costs of the Transaction.

Example

This example can help you compare the cost of investing in Long-Short Fund Class A shares with the cost of investing in World Fund Class A shares, both before and after the Transaction. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Long-Short Fund – Class A	$933	$1,663	$2,411	$4,363
World Fund – Class A	$678(1)	$ 896	$1,131	$1,806
Projected World Fund – Class A (after Transaction)	$678(1)	$ 896	$1,131	$1,806

(1)	Assumes a contingent deferred sales charge (CDSC) will not apply.

FEE TABLE FOR CLASS B SHARES OF

LONG-SHORT FUND AND WORLD FUND

	Actual†		Projected††
	Long-Short Fund Class B	World Fund Class B	World Fund Class B After Transaction
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	4.00%	4.00%	4.00%
Load imposed on purchases	None	None	None
Maximum deferred sales charge (load)	4.00%(1)	4.00%(1)	4.00%(1)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management fees	2.50%	0.61%	0.61%
Distribution and service (12b-1) fees	0.99%	1.00%	1.00%
Other expenses (including administration fees)	1.03%(2)	0.23%	0.23%(3)

Total Annual Fund Operating Expenses	4.52%	1.84%	1.84%

†	Information for Long-Short Fund and World Fund is provided as of October 31, 2009.
††	Projected expenses based on current and anticipated World Fund expenses.
(1)	Declines to zero after six years.
(2)	Not included is dividend expense on securities sold short. Total annual fund operating expenses were 4.91% including such expenses.
(3)	Included in other expenses are the one-time estimated costs of the Transaction.

Example

This example can help you compare the cost of investing in Long-Short Fund Class B shares with the cost of investing in World Fund Class B shares, both before and after the Transaction. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Long-Short Fund – Class B	$853	$1,666	$2,487	$4,481(1)
World Fund – Class B	$587	$ 878	$1,194	$1,954(1)
Projected World Fund – Class B (after Transaction)	$587	$ 878	$1,194	$1,954(1)

(1) Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

FEE TABLE FOR ADVISOR CLASS SHARES OF

LONG-SHORT FUND AND WORLD FUND

	Actual†		Projected††
	Long-Short Fund Advisor Class	World Fund Advisor Class	World Fund Advisor Class After Transaction
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	None	None	None
Load imposed on purchases	None	None	None
Maximum deferred sales charge (load)	None	None	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management fees	2.50%	0.61%	0.61%
Distribution and service (12b-1) fees	None	None	None
Other expenses (including administration fees)	1.03%(1)	0.23%	0.23%(2)

Total Annual Fund Operating Expenses	3.53%	0.84%	0.84%

†	Information for Long-Short Fund and World Fund is provided as of October 31, 2009.
††	Projected expenses based on current and anticipated World Fund expenses.
(1)	Not included is dividend expense on securities sold short. Total annual fund operating expenses were 3.92% including such expenses.
(2)	Included in other expenses are the one-time estimated costs of the Transaction.

Example

This example can help you compare the cost of investing in Long-Short Fund Advisor Class shares with the cost of investing in World Fund Advisor Class shares, both before and after the Transaction. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Long-Short Fund – Advisor Class	$356	$1,083	$1,831	$3,801
World Fund – Advisor Class	$ 86	$ 268	$ 466	$1,037
Projected World Fund – Advisor Class (after Transaction)	$ 86	$ 268	$ 466	$1,037

How do the performance records of the Funds compare?

World Fund Class A shares have outperformed Long-Short Fund Class A shares over the one-year, five-year and since inception periods ended November 30, 2009. The average annual total return figures at net asset value, as of November 30, 2009, are shown below:

Average Annual Total Returns (without sales charges)
	Inception Date(1)	1 Year	5 Years
Long-Short Fund – Class A	1.54%	26.03%	-0.33%
World Fund – Class A	12.18%	34.89%	3.40%
Long-Short Fund – Class B	0.89%	25.07%	-1.04%
World Fund – Class B	4.69%	33.82%	2.62%
Long-Short Fund – Advisor Class	1.74%	26.27%	-0.05%
World Fund – Advisor Class	12.21%	35.13%	3.57%

(1) Long-Short Fund’s inception date is July 31, 2001. The inception dates of World Fund’s Class A shares, Class B shares and Advisor Class shares are January 17, 1978, January 1, 1999 and January 17, 1978, respectively.

Where can I find more financial and performance information about the Funds?

The World Fund Prospectus (enclosed as Exhibit B) contains additional financial and performance information about World Fund, including World Fund’s financial performance for the past five years (past three years for Advisor Class shares) under the heading “Financial Highlights.” Additional performance information as of the calendar year ended December 31, 2008, including after-tax return information, is contained in the World Fund Prospectus under the heading “Performance.” World Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2009 contains additional financial and performance information about World Fund, including World Fund’s financial performance for the past five years (past three years for Advisor Class shares), under the heading “Financial Highlights” and “Performance Summary,” respectively.

The Long-Short Fund prospectus, as well as the Annual Report to Shareholders for Long-Short Fund as of October 31, 2009 contain more financial information about Long-Short Fund, including Long-Short Fund’s financial performance for the past five years. Additional performance information for the periods ended December 31, 2008, including after tax return information, is contained in the Long-Short Fund prospectus under the heading “Performance.” These documents are available free of charge upon request (see the section “Information about Long-Short Fund”).

What are other key features of the Funds?

The Funds use the same service providers for the following services:

Custody Services. JPMorgan Chase Bank, MetroTech Center, Brooklyn, NY 11245, acts as the custodian of the securities and other assets of each of Long-Short Fund and World Fund.

Transfer Agency Services. Franklin Templeton Investor Services, LLC, an indirect wholly owned subsidiary of Resources, is the shareholder servicing and transfer agent and dividend-paying agent for Long-Short Fund and World Fund.

Distribution Services. Franklin Templeton Distributors, Inc. (“Distributors”) acts as the principal underwriter in the continuous public offering of each Fund’s shares under the same terms and conditions.

Distribution and Service (12b-1) Fees. Class A shares and Class B shares of each Fund have a separate distribution or “Rule 12b-1” plan. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with each Fund, Distributors or its affiliates; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class. World Fund’s Class A plan may pay up to 0.25% per year of the average daily net assets of World Fund Class A Shares. Long-Short Fund’s Class A plan may pay up to 0.35% per year of the average daily net assets of Long-Short Fund Class A Shares (Long-Short Fund’s Board of Trustees has determined to set the amount payable under the Class A plan at 0.30% until further notice). Both Funds’ Class B plans may pay up to 1.00% per year of the average daily net assets of such Class’s Class B shares. For more information regarding World Fund’s Rule 12b-1 plans, please see “The Underwriter – Distribution and Service (12b-1) fees” in its current SAI dated January 1, 2010.

Advisor Class shares of World Fund and Long-Short Fund have not adopted a Rule 12b-1 plan.

Purchases and Redemptions. The maximum front-end sales charge imposed on purchases of Class A shares of World Fund and Long-Short Fund is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more. However, for purchases of $1 million or more, redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% contingent deferred sales charge (“CDSC”) if you sell the shares within a certain period of time following their purchase. Class B shares have a Contingent Deferred Sales Charge if shares are sold within six years. After eight years, Class B shares automatically convert to Class A shares.

Shares of each Fund may be redeemed at their respective NAV per share, subject to any applicable CDSC. Additional information and specific instructions explaining how to buy, sell, and exchange shares of World Fund are outlined in the World Fund Prospectus under the heading “Your Account.” The accompanying World Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading “Questions.”

Dividends and Distributions. Both Funds intend to pay a dividend at least annually representing substantially all of its net investment income and to distribute capital gains, if any, annually. The amount of these distributions will vary and there is no guarantee that Long-Short Fund or World Fund will pay dividends.

The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund’s prospectus under the heading “Distributions and Taxes.”

REASONS FOR THE TRANSACTION

The Board of Trustees of the Franklin Trust (the “Franklin Trust Board”), on behalf of Long-Short Fund, has recommended that Long-Short Fund shareholders approve the Transaction in order to combine Long-Short Fund with a larger fund that has somewhat similar goals and investment policies. Shareholders of both Funds potentially could benefit from the growth in assets realized by the Transaction. Long-Short Fund shareholders would become shareholders of a fund with a lower expense ratio.

A meeting of the Franklin Trust Board was held on December 1, 2009 to consider the proposed Transaction. The Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Franklin Trust (the “Independent Trustees”) held a separate meeting to consider this matter. The Independent Trustees and the Franklin Trust Board have been advised on this matter by independent counsel to the Independent Trustees.

Franklin Trust’s Board requested and received from Global Advisors written materials containing relevant information about World Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

The Franklin Trust Board considered the potential benefits and costs of the Transaction to Long-Short Fund shareholders. Franklin Trust’s Board reviewed detailed information about: (1) the investment goals, strategies and policies of World Fund; (2) the portfolio management of World Fund; (3) the financial and organizational strength of Global Advisors; (4) the comparability of the investment goals of the Long-Short Fund with those of the World Fund; (5) the differences in the investment strategies and policies used by the Long-Short Fund in achieving its investment goal from those used by the World Fund; (6) the comparative short-term and long-term investment performance of Long-Short Fund and World Fund; (7) the current expense ratios of Long-Short Fund and World Fund; (8) the agreement by Franklin Advisers and Global Advisors to each pay 25% of the expenses related to the Transaction; and (9) the expected tax consequences of the Transaction to Long-Short Fund and its shareholders.

The Franklin Trust Board also considered the advisory/management fees of the Funds. Long-Short Fund pays an investment management fee consisting of two components, a base fee and a performance adjustment to the base fee. The adjustment is based on Long-Short Fund’s performance relative to the Morgan Stanley Capital International World Index over a rolling 12-month period ending with the most recently completed month (referred to as the Performance Period). The base fee is equal to an annual rate of 1.50% of Long-Short Fund’s average daily net assets during the month that ends on the last day of the Performance Period. The performance adjustment to the base fee either increases or decreases the base fee, depending on how the Long-Short Fund has performed relative to the Index over the Performance Period (a monthly adjustment upward or downward at the annual rate of 0.20% for each percentage point by which the Long-Short Fund’s performance exceeds or lags the Index by at least 2.00%. The maximum annual fee is 2.50% of average daily net assets and the minimum fee is 0.50% of average daily net assets. As of the end of the Long-Short Fund’s last fiscal year (October 31, 2009), the management fee was 2.50% of average daily net assets.

World Fund pays a management fee equal to an annual rate of:

Rate	Net Assets
0.630%	Up to and including $1 billion
0.615%	Over $1 billion, up to and including $5 billion
0.600%	Over $5 billion, up to and including $10 billion
0.580%	Over $10 billion, up to and including $15 billion
0.560%	Over $15 billion, up to and including $20 billion
0.540%	Over $20 billion

Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Franklin Trust Board, including all of the Independent Trustees, concluded that the Transaction is in the best interests of the shareholders of Long-Short Fund and that no dilution of value would result to the shareholders of Long-Short Fund from the Transaction. The Franklin Trust Board approved the Plan on December 1, 2009 and recommended that shareholders of Long-Short Fund vote to approve the Transaction.

The Board of Trustees of the Templeton Trust, on behalf of World Fund, also concluded that the Transaction is in the best interests of World Fund and its shareholders and that no dilution of value would result to the shareholders of World Fund from the Transaction.

FOR THE REASONS DISCUSSED ABOVE, THE FRANKLIN TRUST’S BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTEFOR THE PLAN.

INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A, for complete information about the Transaction.

How will the Transaction be carried out?

If the shareholders of Long-Short Fund approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents. The Franklin Trust and the Templeton Trust will determine a specific date, called the “closing date,” for the actual Transaction to take place. If the shareholders of Long-Short Fund do not approve the Plan, the Transaction will not take place.

Until the close of business on the day of the Meeting, you may continue to add to your existing account, subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of Long-Short Fund approve the Plan at the Meeting, shares of Long-Short Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

If the shareholders of Long-Short Fund approve the Plan, Long-Short Fund will transfer substantially all of its assets to World Fund on the closing date, which is scheduled on or about April 27, 2010 but which may occur on a later date as the Franklin Trust and the Templeton Trust may agree. In exchange, the Templeton Trust will issue shares of World Fund of the corresponding Class that have an aggregate NAV equal to the dollar value of the assets delivered to World Fund. The Franklin Trust will distribute the World Fund shares it receives to the shareholders of Long-Short Fund. Each shareholder of Long-Short Fund will receive a number of World Fund shares with an aggregate NAV equal to the aggregate NAV of his or her shares of Long-Short Fund. The stock transfer books of Long-Short Fund will be permanently closed as of 4:00 p.m., Eastern time, on the closing date. Long-Short Fund will only accept requests for redemptions received in proper form before 4:00 p.m., Eastern time, on the closing date. Requests received after that time will be considered requests to redeem shares of World Fund. As soon as is reasonably practicable after the transfer of its assets, Long-Short Fund will pay or will have made provisions for payment of all its liabilities. Long-Short Fund will then terminate its existence as a separate series of the Franklin Trust.

To the extent permitted by law, the Franklin Trust and the Templeton Trust may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

Each of the Franklin Trust and the Templeton Trust has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of the Franklin Trust and the Templeton Trust under the Plan with respect to Long-Short Fund or World Fund, respectively, are subject to various conditions, including:

•

The Templeton Trust Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

•	the shareholders of Long-Short Fund shall have approved the Transaction; and

•

the Franklin Trust and the Templeton Trust shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for Long-Short Fund, World Fund or their shareholders.

If the Franklin Trust and the Templeton Trust agree, the Plan may be terminated or abandoned at any time before or, to the extent permitted by law, after the approval of the shareholders of Long-Short Fund.

Following the closing date, until outstanding certificates for shares of Long-Short Fund are surrendered, certificates for shares of Long-Short Fund shall be deemed, for all World Fund purposes, to evidence ownership of the appropriate number of World Fund shares into which the shares of Long-Short Fund have been converted.

Who will pay the expenses of the Transaction?

Global Advisors will pay 25%, Franklin Advisers will pay 25%, and each Fund will pay 25% of the expenses of the Transaction, including the costs of the proxy solicitation.

What are the tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from the Franklin Trust, on behalf of Long-Short Fund, and the Templeton Trust, on behalf of World Fund, a condition to the closing of the Transaction is that the Funds will have the opinion of Stradley Ronon Stevens & Young, LLP, counsel to World Fund and Long-Short Fund to the effect that, (i) that shareholders of Long-Short Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Long-Short Fund for shares of World Fund, and (ii) that neither World Fund nor its shareholders will recognize any gain or loss upon World Fund’s receipt of the assets of Long-Short Fund. In addition, the holding period and aggregate tax basis for World Fund shares that are received by a Long-Short Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of Long-Short Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, Long-Short Fund would recognize gain or loss on the transfer of its assets to World Fund and each shareholder of Long-Short Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Long-Short Fund shares and the fair market value of the shares of World Fund it received.

Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains. However, any such capital losses are subject to an annual limitation if there is a more than 50% “change in ownership” of a fund. The reorganization of Long-Short Fund, as the smaller of the two Funds, will result in a more than 50% “change in ownership” of Long-Short Fund. As a result, any capital loss carryovers of Long-Short Fund, together with any current year loss and net unrealized depreciation in the value of its assets (collectively, its “total capital loss carryovers”), will be subject to an annual limitation for federal income tax purposes. This limitation will equal the aggregate net asset value of Long-Short Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation will be increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of Long-Short Fund on the closing date that is recognized in a taxable year. At October 31, 2009, Long-Short Fund had approximately $66.4 million of total capital loss carryovers on a tax basis, consisting of capital losses of $10,065,836 expiring 2012-2014, net realized losses of $49,724,959 and net unrealized depreciation of investments of $6,566,248. Based on the net asset value of the Long-Short Fund at October 31, 2009 of $60.6 million and the long-term tax exempt rate for changes of ownership in November 2009, utilization of this loss will be limited to approximately $2.6 million per year. Given the amount of this annual limitations relative to the amount of Long-Short Fund’s total capital loss carryovers, this limitation likely may be material. In addition, approximately $10.1 million of the capital losses of Long-Short Fund were the result of a prior merger into Long-Short Fund and such losses will continue to be subject to a smaller annual limitation of approximately 1.3 million.

At October 31, 2009, World Fund had a total capital loss carryover of approximately $510.3 million on a tax basis, consisting of $173,314,310 of capital losses expiring in 2017, a post-October loss of $237,100,473, net unrealized depreciation of investments of $101,512,046, reduced by a net realized gain of $1,582,701.

Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments. Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization. The shareholders of Long-Short Fund and World Fund will be subject to either greater or less appreciation (depreciation) in value of portfolio investments as a result of the Transaction. Based on Long-Short Fund’s unrealized depreciation in value of investments on a tax basis as a percentage of its net asset value as of October 31, 2009 of -10.8 % compared to that of World Fund of -1.7%, and of -1.8% on a combined basis post-Transaction, the shareholders of Long-Short Fund are being exposed to slightly less unrealized depreciation in value of investments post-Transaction relative to what they are presently exposed.

After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

What should I know about the shares of World Fund?

Class A, Class B and Advisor Class shares of World Fund will be distributed to Class A, Class B and Advisor Class shareholders of Long-Short Fund, respectively, and generally will have the same legal characteristics as the shares of Long-Short Fund with respect to such matters as voting rights, accessibility, conversion rights, and transferability. World Fund issues one other class of shares, which has different expenses than World Fund Class A, Class B and Advisor Class shares. World Fund is a series of the Templeton Trust, and Long-Short Fund is a series of the Franklin Trust. The Templeton Trust and the Franklin Trust are both organized as Delaware statutory trusts.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The following table sets forth, as of November 30, 2009, the capitalization of Long-Short Fund and World Fund. The table also shows the projected capitalization of World Fund as adjusted to give effect to the proposed Transaction. The capitalization of World Fund and its classes is likely to be different when the Transaction is consummated.

	Long-Short Fund (unaudited)	World Fund (unaudited)	World Fund – Projected After Transaction (unaudited)*

Net assets (all classes)** (thousands)	$ 60,646	$6,211,122	$ 6,271,728
Total shares outstanding (all classes)*	7,484,046	449,196,678	453,582,221

Class A net assets (thousands)	$ 50,917	$5,765,988	$ 5,816,870
Class A shares outstanding	6,262,115	416,408,618	420,083,723
Class A net asset value per share	$ 8.13	$ 13.85	$ 13.85

Class B net assets (thousands)	$ 7,051	$ 19,177	$ 26,226
Class B shares outstanding	894,235	1,407,182	1,924,326
Class B net asset value per share	$ 7.88	$ 13.63	$ 13.63

Class C net assets (thousands)	--	$ 246,363	$ 246,362
Class C shares outstanding	--	18,416,621	18,416,621
Class C net asset value per share	--	$ 13.38	$ 13.38

Advisor Class net assets (thousands)	$ 2,678	$ 179,594	$ 182,270
Advisor Class shares outstanding	327,696	12,964,257	13,157,551
Advisor Class net asset value per share	$ 8.17	$ 13.85	$ 13.85

*

The projected capitalization of World Fund after the Transaction includes the estimated expenses of the Transaction borne by World Fund and Long-Short Fund. The total estimated expenses are $79,430 which is proposed to be allocated 25% to each Fund, 25% to Templeton Global Advisors Limited, and 25% to Franklin Advisers, Inc.

**	Long-Short Fund only offers Class A, Class B and Advisor Class shares. World Fund has four classes of shares: Class A, Class B, Class C and Advisor Class.

COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds as well as the risks associated with such goals, strategies and policies. The investment goal and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority Vote, as defined herein, of that Fund’s outstanding shares. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of World Fund’s investment policies and risks, you should read the World Fund Prospectus, which is enclosed with this Prospectus/Proxy Statement as Exhibit B, and the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request.

Are there any significant differences between the investment goals, strategies, policies and risks of each Fund?

The investment goal of each Fund is somewhat similar; however, there are some differences. Long-Short Fund’s investment goal is long-term capital appreciation in both up and down (bull and bear) markets with less volatility than the overall global stock market. World Fund’s investment goal is long-term capital growth. In addition, there are several important differences between the investment strategies of each Fund.

Long -Short Fund – Investment Strategy:

Under normal market conditions, Long-Short Fund will have both long and short positions in equity securities, primarily common stocks of companies located anywhere in the world, including developing or emerging markets. Long-Short Fund will invest in at least three different countries, which may include the United States.

Long-Short Fund does not target a market neutral strategy and generally will have a net long position, although it may have a net short position in any region, country or sector.

When choosing long or short equity positions, Long-Short Fund’s manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

World Fund – Investment Strategy:

Under normal market conditions, World Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. Under normal circumstances, World Fund will invest in issuers located in at least three different countries (including the U.S.).

When choosing equity investments for World Fund, the manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. World Fund’s manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Investment Policies:

There are also differences in the Funds’ other investment policies. Long-Short Fund may have long or short positions in exchange-traded funds, which often hold portfolios of securities generally in proportion to the securities in a given market, sector or international index. A description of short sales/positions can be found under the heading “How do the investment goals, strategies and policies of the Funds compare.” In contrast, World Fund generally does not take short positions in equity securities.

Both Long-Short Fund and World Fund may invest in convertible securities, including convertible debt securities and convertible preferred stock. Long-Short Fund may also invest in synthetic convertible securities.

When the Funds’ managers believe market or economic conditions are unfavorable for investors, the managers may invest up to 100% of the Fund’s assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments.

Notwithstanding the differences in the investment policies of the Funds, each Fund primarily invests in equity securities, specifically common stocks.

Investment Risks:

Long-Short Fund and World Fund have exposure to risks by their investment in stocks; foreign securities; and country, sector or industry focus. Long-Short Fund has additional exposure to investment risks in smaller companies and short sales. While the Funds’ investment risks are similar, Long-Short Fund also has increased short sale, leverage and turnover risk based on its short sale strategy.

What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in Long-Short Fund or World Fund involves risk. These risks are summarized below. There is no assurance that Long-Short Fund or World Fund will meet their investment goals. The achievement of each Fund’s respective goals depends upon market conditions, generally, and on the investment managers’ analytical and portfolio management skills.

Stocks. Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Preferred Stocks. Preferred stocks are equity securities that typically pay dividends at a specified rate and have a preference over common stock in the payment of dividends and the liquidation of assets. Although preferred stockholders typically receive a greater amount of dividends than common stockholders, preferred stocks may appreciate less than common stocks. In addition, preferred stocks may have fewer voting rights than common stocks.

Foreign Securities. Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in a fund and affect its share price.

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Currency Exchange Rates. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

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Political and Economic Developments. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for a fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of a fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a fund’s investments.

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Trading Practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of a fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

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Availability of Information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

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Limited Markets. Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. This means a fund may at times be unable to sell foreign securities at favorable prices.

Emerging Markets. The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Country, Sector or Industry Focus. To the extent a fund invests a large portion of its assets in one or more countries, sectors or industries at any time, a fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if a fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

Value Style Investing. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster, growing companies), or favor investing in faster growing companies, value stocks may not increase in value as anticipated by the manager and may even decline in value.

INFORMATION ABOUT LONG-SHORT FUND

Information about Long-Short Fund is included in the current Long-Short Fund’s Prospectus, which is incorporated into this Prospectus/Proxy Statement by reference, as well as Long-Short Fund’s SAI dated March 1, 2009 and the Franklin Trust’s Annual Report to Shareholders for the fiscal year ended October 31, 2009. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to Long-Short Fund by calling (800) DIAL BEN® or by writing to Long-Short Fund, P.O. Box 99715, Sacramento, CA 95899-7151. Reports and other information filed by the Franklin Trust can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC’s Internet site at www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.

INFORMATION ABOUT WORLD FUND

Information about World Fund is included in the World Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about World Fund is included in its SAI which is incorporated into the World Fund Prospectus, and the SAI dated February [1], 2010 relating to this Prospectus/Proxy Statement which has been filed with the SEC and considered a part of this Prospectus/Proxy Statement. You may request a free copy of the SAI, World Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2009, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL BEN® or by writing to World Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.

The Templeton Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC’s Internet site at www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.

FURTHER INFORMATION ABOUT THE FUNDS

The following is a discussion of the organization of each Fund. More detailed information about each Fund’s current corporate structure is contained in each Fund’s SAI.

Comparison of Capital Structure. Long-Short Fund is one series of the Franklin Trust, which was organized as a Delaware business trust on March 22, 1991 (now referred to as a Delaware statutory trust). The number of shares of Long-Short Fund is unlimited, each without par value. Long-Short Fund may issue fractional shares.

World Fund is one series of the Templeton Trust, which was originally organized as a Maryland corporation on August 15, 1977, but converted to a Delaware statutory trust effective February 1, 2008. The number of shares of World Fund is unlimited, each without par value. World Fund may issue fractional shares.

Shares of both Long-Short Fund and World Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights. Long-Short Fund and World Fund shareholders have no appraisal rights.

Comparison of Voting Rights. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of each Fund are not entitled to cumulative voting in the election of Trustees. Quorum for a shareholders’ meeting of the Trusts is forty per cent (40%) of the shares entitled to vote, which are present at a shareholder’s meeting in person or by proxy.

The 1940 Act provides that shareholders of each Fund has the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws of the jurisdiction under which they were formed and by their Agreement and Declaration of Trust. The rights to vote on these matters are the same for each Fund.

A majority of a trust’s shares voted is required in all matters other than the election of trustees, where a quorum is present, unless the Declaration of Trust, by-laws or applicable law provide otherwise. Trustees of the Trusts are elected by not less than a plurality of the votes cast of the holders of shares entitled to vote present in person or represented by proxy at a shareholders meeting at which a quorum is present.

The organizational documents for each Fund establish the maximum number of days prior to a shareholders’ meeting during which a record date may be set by each Fund’s Board as 120 days.

Legal Structure. Mutual funds, such as the Trusts, formed under the Delaware Statutory Trust Act (“DSTA”) are granted a significant amount of operational flexibility to adopt features, rights and obligations of the statutory trust and its trustees and shareholders in their charter instruments. Investment companies organized as Delaware statutory trusts have been able to benefit from this flexibility to streamline their operations and minimize expenses.

Also, funds organized as Delaware statutory trusts have greater flexibility in structuring shareholder voting rights and shareholder meetings. The DSTA allows a fund to provide in its governing documents that each of these types of transactions may go forward with only trustee approval; all are subject, however, to any special voting requirements of the 1940 Act.

Limited Liability for Shareholders. Under the DSTA, shareholders of the Franklin Trust and Templeton Trust are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under Delaware General Corporation Law.

Board of Trustees. Pursuant to the DSTA and the Trusts’ Agreements and Declarations of Trust, the responsibility for the management of the Trusts is vested in the Board of Trustees, which, among other things, is empowered by the Trusts’ Agreements and Declarations of Trust to elect the officers of the Trusts and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Agreements and Declarations of Trust, no Trustee of the Trusts shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Inspection Rights. Each Fund provides certain inspection rights to shareholders of its books and records, at least to the extent required by applicable law.

Legal Proceedings. For information about material pending legal proceedings and regulatory matters, please see the section entitled “Management” in each Fund’s prospectus.

VOTING INFORMATION

How will the shareholder voting be handled?

Shareholders of Long-Short Fund at the close of business on January 15, 2010 (the “Record Date”) will be entitled to vote at the Meeting and any adjournment of the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. Approval of the Transaction requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of Long-Short Fund, or (ii) 67% or more of the outstanding shares of Long-Short Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of Long-Short Fund are present or represented by proxy (“Affirmative Majority Vote”). [                                        ] has been retained by the Franklin Trust to collect and tabulate shareholder votes.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card, voting by telephone or through the Internet. If you vote by these methods, the persons appointed as proxies will officially cast your vote at the Meeting.

You can revoke your proxy at any time before it is voted by forwarding a written revocation or a later-dated proxy to Long-Short Fund that is received by Long-Short Fund at or prior to the Meeting, or by attending the Meeting and voting in person. For more details about shareholder voting, see the “Voting Information” section of this Prospectus/Proxy Statement.

How many votes are necessary to approve the Plan?

An Affirmative Majority Vote, as defined herein, of the outstanding voting securities of the Long-Short Fund is required to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Long-Short Fund held at the close of business on the Record Date. If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

Forty per cent (40%) of Long-Short Fund’s aggregate shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the Franklin Trust’s governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions will be treated as votes cast at the Meeting, but broker non-votes will not be treated as votes cast at the Meeting. Abstentions and broker non-votes, therefore will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Plan.

How do I ensure my vote is accurately recorded?

You can vote in any one of four ways:

•	By mail, with the enclosed proxy card.
•	In person at the Meeting.
•	By telephone.
•	Through the Internet. If your account is eligible, separate instructions are enclosed.

A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to Long-Short Fund. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

May I revoke my proxy?

You may revoke your proxy at any time before it is voted by forwarding a written revocation or a later-dated proxy to the Long-Short Fund that is received by the Long-Short Fund prior to the Meeting, or by attending the Meeting and voting in person.

What if my shares are held in a brokerage account?

If your shares are held by your broker, then in order to vote in person at the Meeting, you will need to obtain a “Legal Proxy” from your broker and present it to the Inspector of Election at the Meeting. Also, in order to revoke your proxy, you may need to forward your written revocation or a later-dated proxy card to your broker rather than to the Fund.

What other matters will be voted upon at the Meeting?

The Board of Trustees of the Franklin Trust does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted, will be voted in accordance with the views of management.

Who is entitled to vote?

Shareholders of record of Long-Short Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [          ] outstanding Class A shares, [              ]outstanding Class B shares and [         ] outstanding Advisor Class shares of Long-Short Fund.

How will proxies be solicited?

[              ], a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $[           ], plus expenses. The Long-Short Fund expects that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Long-Short Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of Long-Short Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Board of the Franklin Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the Solicitor, then the Solicitor may ask for the shareholder’s instructions on the Proposal. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Prospectus/Proxy Statement. The Solicitor will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may still submit the proxy card originally sent with the Prospectus/Proxy Statement or attend the Meeting in person.

What other solicitations will be made?

Long-Short Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Franklin Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of the Franklin Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

Are there dissenters’ rights?

Shareholders of Long-Short Fund will not be entitled to any “dissenters’ rights” because the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters’ rights may be available, you have the right to redeem your shares at NAV until the closing date. After the closing date, you may redeem your World Fund shares or exchange them for shares of certain other funds in Franklin Templeton Investments. Redemptions are subject to the terms in the prospectus of Long-Short Fund or World Fund.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the officers and trustees of the Franklin Trust, as a group, owned of record and beneficially less than [1]% of the outstanding voting shares of Long-Short Fund. In addition, as of the Record Date, the officers and trustees of the Templeton Trust, as a group, owned of record and beneficially less than [1]% of the outstanding voting shares of World Fund. From time to time, the number of shares of each Fund held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

To the knowledge of each Fund, except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of World Fund or Long-Short Fund.

Name and Adress	Share Class	Percentage (%)

World Fund

Long –Short Fund

Upon completion of the Transaction, it is not expected that those persons disclosed above as owning 5% or more of Long-Short Fund’s outstanding Class A, Class B or Advisor Class shares will own in excess of 5% of the then outstanding Class A, Class B or Advisor Class shares of World Fund. It is also not expected that the percentage ownership of World Fund by those persons listed above will materially change as a result of the Transaction.

SHAREHOLDER PROPOSALS

The Franklin Trust is not required and does not intend to hold regular annual meetings of shareholders. A shareholder who wishes to submit a proposal for consideration for inclusion in the Franklin Trust’s proxy statement for the next meeting of shareholders should send his or her written proposal to the Franklin Trust’s offices at One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the Franklin Trust’s proxy statement and proxy card relating to that meeting and presented at the meeting. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Franklin Trust’s proxy statement or presented at the meeting.

ADJOURNMENT

The holders of a majority of the shares present (in person or by proxy) and entitled to vote at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the Franklin Trust, in the absence of the chairperson of the Board, or any vice president or other authorized officer of the Franklin Trust, in the absence of the president, may adjourn the Meeting. Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow for the further solicitation of proxies. Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote as instructed by management of the Franklin Trust on questions of adjournment.

By Order of the Board of Trustees,

Karen L. Skidmore

Secretary

February 1, 2010

GLOSSARY

Useful Terms and Definitions

1940 Act – Investment Company Act of 1940, as amended.

Affirmative Majority Vote – the affirmative vote of the lesser of: (i) a majority of the outstanding shares of Long Fund, or (ii) 67% or more of the outstanding shares of Long-Short Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of Long-Short Fund are present or represented by proxy.

CDSC – Contingent Deferred Sales Charge.

Distributors – Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for each Fund.

DSTA – Delaware Statutory Trust Act.

Franklin Advisers – Franklin Advisers, Inc., the investment manager for Long-Short Fund.

Franklin Templeton Funds – The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Franklin Mutual Recovery Fund.

Franklin Templeton Investments – Resources, a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.

FT Services – Franklin Templeton Services, LLC, the administrator for each Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate to each Fund’s investment manager and principal underwriter.

Global Advisors – Templeton Global Advisors Limited, Lyford Cay, Nassau, Bahamas, the investment manager for World Fund and the sub-advisor for Long-Short Fund.

Investor Services – Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA, the shareholder servicing, transfer agent and dividend-paying agent for each Fund.

Moody’s – Moody’s Investor Services.

Net Asset Value (NAV) – The value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Resources – Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

RIC – Regulated Investment Company.

S&P® – Standard & Poors

SAI – Statement of Additional Information

SEC – U.S. Securities and Exchange Commission

Securities Dealer – A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts for the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

Solicitor – [	], a professional proxy solicitation firm.

U.S. – United States of America

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit:

A.	Form of Agreement and Plan of Reorganization by and between Franklin Templeton International Trust, on behalf of Long-Short Fund, and Templeton Funds, on behalf of World Fund (attached)

B.	Prospectus of World Fund – Class A, Class B and Advisor Class shares, dated January 1, 2010 (enclosed)

EXHIBIT A

APPENDIX A

FORM OF AGREEMENT AND PLAN

OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”), is made as of this _______ day of ________, 2010, by and between Franklin Templeton International Trust (the “Franklin Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Templeton Global Long-Short Fund (“Long-Short Fund”), and Templeton Funds (the “Templeton Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394-3091, on behalf of its series, Templeton World Fund (“World Fund”).

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by the Templeton Trust, on behalf of World Fund, of substantially all of the property, assets and goodwill of Long-Short Fund in exchange solely for full and fractional Class A, Class B and Advisor Class shares of beneficial interest, with no par value, of World Fund (“World Fund Shares”); (ii) the distribution of World Fund Shares to the holders of Class A, Class B and Advisor Class shares of beneficial interest of Long-Short Fund (the “Long-Short Fund Shares”), respectively, according to their respective interests in Long-Short Fund in complete liquidation of Long-Short Fund; and (iii) the dissolution of Long-Short Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. Sale and Transfer of Assets, Liquidation and Dissolution of Long-Short Fund.

(a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of the Templeton Trust, on behalf of World Fund, herein contained, and in consideration of the delivery by the Templeton Trust of the number of World Fund Shares hereinafter provided, the Franklin Trust, on behalf of Long-Short Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to the Templeton Trust, for the benefit of World Fund, all of Long-Short Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Reorganization (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), in accordance with Section 9 of the Plan, which costs and expenses shall be established on Long-Short Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities, if any, as the officers of Franklin Trust, on behalf of Long-Short Fund, shall reasonably deem to exist against Long-Short Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Long-Short Fund’s books (such assets hereinafter “Net Assets”). World Fund shall not assume any liability of Long-Short Fund or the Franklin Trust, whether accrued or contingent, known or unknown, and Long-Short Fund shall use its reasonable best efforts to discharge all of the known liabilities of Long-Short Fund, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

(b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of the Franklin Trust, on behalf of Long-Short Fund, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Templeton Trust agrees at the Closing to deliver to Franklin Trust the number of World Fund Shares, determined by dividing the net asset value per share of each Class A, Class B, and Advisor Class share of Long-Short Fund by the net asset value per share each of Class A, Class B, and Advisor Class shares of World Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class B, and Advisor Class shares, respectively, of Long-Short Fund as of 4:00 p.m., Eastern Time, on the Closing Date. The World Fund Shares delivered to the Franklin Trust at the Closing shall have an aggregate net asset value equal to the value of Long-Short Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

(c) Immediately following the Closing, Long-Short Fund shall be dissolved and shall distribute the World Fund Shares received by Long-Short Fund pursuant to this Section 1 pro rata to Long-Short Fund’s shareholders of record, based upon their respective holdings of Long-Short Fund, as of the close of business on the Closing Date. Such distribution shall be accomplished by the establishment of accounts on the share records of World Fund of the type and in the amounts due such shareholders based on their respective holdings in Long-Short Fund as of the close of business on the Closing Date. Fractional World Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing Long-Short Fund Shares shall be entitled to surrender the same to the transfer agent for World Fund in exchange for the number of World Fund Shares of the same class into which the Long-Short Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented Long-Short Fund Shares shall be deemed for all World Fund purposes to evidence ownership of the number of World Fund Shares into which the Long-Short Fund Shares (which prior to the Closing were represented thereby) have been converted. Certificates for World Fund Shares shall not be issued, unless specifically requested by a shareholder. After the distribution, Long-Short Fund shall be dissolved.

(d) At the Closing, each shareholder of record of Long-Short Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Long-Short Fund that such person had on such Distribution Record Date.

(e) All books and records relating to Long-Short Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Templeton Trust from and after the date of the Plan, and shall be turned over to the Templeton Trust on or prior to the Closing.

2. Valuation.

(a) The net asset value of World Fund Shares and Long-Short Fund Shares and the value of Long-Short Fund’s Net Assets to be acquired by World Fund hereunder shall in each case be computed as of 4:00 p.m., Eastern Time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or elsewhere is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”). The net asset value per share of World Fund Shares and Long-Short Fund Shares and the value of Long-Short Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectuses of World Fund and Long-Short Fund, as amended or supplemented.

(b) In the event of a Market Disruption on the proposed Closing Date, so that an accurate appraisal of the net asset value of World Fund Shares or Long-Short Fund Shares or the value of Long-Short Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

(c) All computations of value regarding the net asset value of World Fund Shares and Long-Short Fund Shares and the value of Long-Short Fund’s Net Assets shall be made by the administrator to the Funds.

3. Closing and Closing Date.

The Closing shall take place at the principal office of the Franklin Trust at 5:00 p.m., Eastern Time, on April 27, 2010 or such later date as the parties may mutually agree (the “Closing Date”). The Franklin Trust, on behalf of Long-Short Fund, shall have provided for delivery as of the Closing of those Net Assets of Long-Short Fund to be transferred to the account of World Fund’s Custodian, JPMorgan Chase Bank, Network Management, 4 Chase MetroTech Center—10th Floor, Brooklyn, NY 11245. Franklin Trust, on behalf of Long-Short Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of each class of Long-Short Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 4:00 p.m., Eastern Time, on the Closing Date, certified by its transfer agent or by its Chief Executive Officer – Finance and Administration to the best of its or his knowledge and belief. The Templeton Trust shall provide evidence satisfactory to the Franklin Trust, on behalf of Long-Short Fund, that such World Fund Shares have been registered in an account on the books of World Fund in such manner as the officers of the Franklin Trust may reasonably request.

4. Representations and Warranties by the Templeton Trust on behalf of World Fund.

The Templeton Trust, on behalf of World Fund, represents and warrants to the Franklin Trust, on behalf of Long-Short Fund, that:

(a) World Fund is a series of the Templeton Trust, which was originally organized as a Maryland corporation on August 15, 1977, and converted to a statutory trust created under the laws of the State of Delaware on February 1, 2008. Templeton Trust is validly existing under the laws of the State of Delaware. The Templeton Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the World Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Templeton Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, each outstanding share of which is, and each share of which when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. The Templeton Trust currently issues shares of two (2) series, including World Fund. World Fund is further divided into four classes of shares (of which World Fund Shares represent three classes): Class A, Class B, Class C and Advisor Class shares of beneficial interest. No shareholder of the Templeton Trust shall have any option, warrant or preemptive right of subscription or purchase with respect to World Fund Shares.

(c) The financial statements appearing in World Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2009, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to the Franklin Trust, on behalf of Long-Short Fund, and any interim unaudited financial statements, copies of which may be furnished to the Franklin Trust, on behalf of Long-Short Fund, fairly present the financial position of World Fund as of their respective dates and the results of World Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(d) The books and records of World Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of World Fund.

(e) The Templeton Trust, on behalf of World Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended (the “Templeton Trust Declaration”) or By-laws, as amended (the “Templeton Trust By-laws”), or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by World Fund or the Templeton Trust of the transactions contemplated by the Plan, except for the registration of World Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

(f) The Templeton Trust has elected to treat World Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). World Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and intends to continue to qualify as a RIC as of the Closing Date. Consummation of the transactions contemplated by the Plan will not cause World Fund to fail to be qualified as a RIC as of the Closing Date.

(g) World Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) World Fund does not have any unamortized or unpaid organizational fees or expenses.

(i) All information to be furnished by the Templeton Trust to the Franklin Trust for use in preparing any prospectus, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(j) World Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

(k) There is no inter-corporate indebtedness existing between Long-Short Fund and World Fund that was issued, acquired, or will be settled at a discount.

(l) World Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of Long-Short Fund.

(m) World Fund has no plan or intention to issue additional shares following the Reorganization except for shares issued in the ordinary course of World Fund’s business as an open-end investment company; nor does World Fund have any plan or intention to redeem or otherwise reacquire any shares of World Fund issued pursuant to the Plan, either directly or through any transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

(n) World Fund is in the same line of business as Long-Short Fund before the Reorganization and did not enter into such line of business as part of the Reorganization. Templeton Trust will actively continue Long-Short Fund’s business in substantially the same manner that Franklin Trust, on behalf of Long-Short Fund, conducted that business immediately before the Reorganization and has no plan or intention to change such business. On the Closing Date, World Fund expects that at least 33 1/3% of Long-Short Fund’s portfolio assets will meet the investment objectives, strategies, policies, risks and restrictions of World Fund. World Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization. World Fund has no plan or intention to sell or otherwise dispose of any of the former assets of Long-Short Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, World Fund will continuously review its investment portfolio (as Franklin Trust, on behalf of Long-Short Fund, did before the Closing) to determine whether to retain or dispose of particular securities, including those included among the former assets of Long-Short Fund.

(o) The registration statement on Form N-14 referred to in Section 7(g) hereof (the “Registration Statement”), and any prospectus or statement of additional information of World Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information of World Fund, on the effective and clearance dates of the Registration Statement, on the date of the Special Meeting of Long-Short Fund shareholders, and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5. Representations and Warranties by the Franklin Trust on behalf of Long-Short Fund.

The Franklin Trust, on behalf of Long-Short Fund, represents and warrants to the Templeton Trust that:

(a) Long-Short Fund is a series of the Franklin Trust, a statutory trust created under the laws of the State of Delaware on March 22, 1991, and validly exists under the laws of the State of Delaware. The Franklin Trust is duly registered under the 1940 Act as an open-end, management investment company and all Long-Short Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purposes of raising the required initial capital or obtaining any required initial shareholder approvals.

(b) The Franklin Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Long-Short Fund, each outstanding share of which is fully paid, non-assessable, and has full voting rights. The Franklin Trust issues shares of three (3) series, including Long-Short Fund. Long-Short Fund has three classes of shares: Class A, Class B and Advisor Class. An unlimited number of shares of beneficial interest of the Franklin Trust have been allocated and designated to each class of Long-Short Fund. No shareholder of the Franklin Trust has or will have any option, warrant, or preemptive rights of subscription or purchase with respect to Long-Short Fund Shares.

(c) The financial statements appearing in Long-Short Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2009, audited by PricewaterhouseCoopers LLP, and unaudited Semi-Annual Report to Shareholders for the period ended April 30, 2009, copies of which have been delivered to the Templeton Trust, and any interim financial statements for the Franklin Trust, on behalf of Long-Short Fund, which may be furnished to the Templeton Trust, fairly present the financial position of Long-Short Fund as of their respective dates and the results of Long-Short Fund’s operations for the periods indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(d) The Franklin Trust, on behalf of Long-Short Fund, is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (the “Franklin Declaration”) or Bylaws, as amended, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan. Long-Short Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by Long-Short Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by Long-Short Fund.

(e) The Franklin Trust has elected to treat Long-Short Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. Long-Short Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date. Consummation of the transactions contemplated by the Plan will not cause Long-Short Fund to fail to be qualified as a RIC as of the Closing Date.

(f) Long-Short Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g) Long-Short Fund does not have any unamortized or unpaid organization fees or expenses.

(h) Long-Short Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(i) Since October 31, 2009, there has not been any material adverse change in Long-Short Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

(j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Franklin Trust, on behalf of Long-Short Fund, of the transactions contemplated by the Plan, except the necessary Long-Short Fund shareholder approval, or as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

(k) All information to be furnished by the Franklin Trust or Long-Short Fund, including the Prospectus and Statement of Additional Information for Class A, Class B and Advisor Class shares of Long-Short Fund dated March 1, 2009, as amended and supplemented to date, to be used in preparing the Registration Statement, and the combined prospectus/proxy statement to be included in the Registration Statement, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby, were accurate and complete and complied in all material respects with federal securities and other laws and regulations thereunder applicable thereto, and such information will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any amended, revised, or new prospectus or statement of additional information of Long-Short Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Templeton Trust promptly after such filing), shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

(l) There is no intercorporate indebtedness existing between Long-Short Fund and World Fund that was issued, acquired, or will be settled at a discount.

(m) During the five-year period ending on the Closing Date, (i) the Franklin Trust, on behalf of Long-Short Fund, has not acquired, and will not acquire, Long-Short Fund Shares with consideration other than World Fund Shares or Long-Short Fund Shares, except for redemptions in the ordinary course of Long-Short Fund’s business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act, and (ii) no distributions will have been made with respect to Long-Short Fund Shares (other than regular, normal dividend distributions made pursuant to the Long-Short Fund’s historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

(n) As of the Closing Date, Long-Short Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Long-Short Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act or the rights of holders of Class B shares to receive Class A shares upon conversion in accordance with the terms of such Class b shares.

(o) Throughout the five year period ending on the Closing Date, the Franklin Trust, on behalf of Long-Short Fund, will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code. The Franklin Trust, on behalf of Long-Short Fund, did not enter into (or expand) a line of business as part of the Reorganization. The Franklin Trust, on behalf of Long-Short Fund, will not alter its investment portfolio in connection with the Reorganization.

6. Representations and Warranties by the Franklin Trust and the Templeton Trust.

The Franklin Trust, on behalf of Long-Short Fund, and the Templeton Trust, on behalf of World Fund, each represents and warrants to the other that:

(a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m., Eastern time, on the Closing Date for the purpose of determining the number of World Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect each Fund’s Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c) Except as disclosed in its currently effective prospectus relating to Long-Short Fund, in the case of the Franklin Trust, and World Fund, in the case of the Templeton Trust, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither the Templeton Trust nor the Franklin Trust is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects World Fund’s or Long-Short Fund’s business or their ability to consummate the transactions herein contemplated.

(d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(e) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of its Board of Trustees, and the Plan, subject to the approval of Long-Short Fund’s shareholders in the case of the Franklin Trust, constitutes a valid and binding obligation enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equitable principles.

(f) It anticipates that consummation of the Plan will not cause either Long-Short Fund, in the case of the Franklin Trust, or World Fund, in the case of the Templeton Trust, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of their respective fiscal years.

7. Covenants of the Franklin Trust and the Templeton Trust.

(a) The Franklin Trust, on behalf of Long-Short Fund, and the Templeton Trust, on behalf of World Fund, each covenants to operate its respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

(b) The Franklin Trust, on behalf of Long-Short Fund, undertakes that it will not acquire World Fund Shares for the purpose of making distributions thereof to anyone other than Long-Short Fund’s shareholders.

(c) The Franklin Trust, on behalf of Long-Short Fund, undertakes that, if the Plan is consummated, Long-Short Fund will liquidate and dissolve.

(d) The Franklin Trust, on behalf of Long-Short Fund, and the Templeton Trust, on behalf of World Fund, each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and either all federal and other taxes shown as due on said returns shall have been paid, or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

(e) At the Closing, the Franklin Trust, on behalf of Long-Short Fund, will provide World Fund a copy of the shareholder ledger accounts, certified by Long-Short Fund’s transfer agent or its Chief Executive Officer – Finance and Administration to the best of its or her knowledge and belief, for all the shareholders of record of Long-Short Fund Shares as of 4:00 p.m., Eastern Time, on the Closing Date who are to become shareholders of World Fund as a result of the transfer of assets that is the subject of the Plan.

(f) As of the Closing, the Board of Trustees of the Franklin Trust shall have called and the Franklin Trust shall have held, a Special Meeting of Long-Short Fund’s shareholders to consider and vote upon the Plan (the “Special Meeting”) and the Franklin Trust, on behalf of Long-Short Fund, shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Franklin Trust, on behalf of Long-Short Fund, shall have mailed to each shareholder of record of Long-Short Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, thereunder (the “Prospectus/Proxy Statement”).

(g) The Templeton Trust has filed the Registration Statement with the SEC and used its best efforts to provide that the Registration Statement became effective as promptly as practicable. At the time it became effective, the Registration Statement (i) complied in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement became effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(h) Subject to the provisions of the Plan, the Templeton Trust, on behalf of World Fund, and the Franklin Trust, on behalf of Long-Short Fund, each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(i) The Franklin Trust, on behalf of Long-Short Fund, shall deliver to the Templeton Trust, at the Closing Date, confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of Long-Short Fund transferred to the Templeton Trust, on behalf of World Fund, in accordance with the terms of the Plan.

8. Conditions Precedent to be Fulfilled by the Franklin Trust and the Templeton Trust.

The consummation of the Reorganization hereunder shall be subject to the following respective conditions:

(a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the Chief Executive Officer – Finance and Administration and by the Secretary or equivalent officer to the foregoing effect.

(b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of its Board of Trustees, certified by its Secretary or equivalent officer of such party.

(c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d) That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Long-Short Fund at a meeting or any adjournment thereof.

(e) That a distribution or distributions shall have been declared for Long-Short Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of Long-Short Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended October 31, 2009 and substantially all of such investment company taxable income for the short taxable year beginning on November 1, 2009 and ending on the Closing Date and (ii) all of Long-Short Fund’s net capital gain recognized in its taxable year ended October 31, 2009 and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover).

(f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Long-Short Fund or World Fund.

(g) That there shall be delivered to the Franklin Trust, on behalf of Long-Short Fund, and to the Templeton Trust, on behalf of World Fund, an opinion in form and substance satisfactory to them, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Templeton Trust and the Franklin Trust, to the effect that, provided the Reorganization contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of the Franklin Trust and the Templeton Trust with regard to matters of fact:

(1) The acquisition by World Fund of substantially all the assets of Long-Short Fund as provided for herein in exchange for World Fund Shares followed by the distribution by Long-Short Fund to its shareholders of World Fund Shares in complete liquidation of Long-Short Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Long-Short Fund and World Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by Long-Short Fund upon the transfer of substantially all of its assets to World Fund in exchange solely for voting shares of World Fund (Sections 361(a) and 357(a) of the Code), except that Long-Short Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(3) World Fund will recognize no gain or loss upon the receipt of substantially all of the assets of Long-Short Fund in exchange solely for voting shares of World Fund (Section 1032(a) of the Code);

(4) No gain or loss will be recognized by Long-Short Fund upon the distribution of World Fund Shares to its shareholders in liquidation of Long-Short Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

(5) The basis of the assets of Long-Short Fund received by World Fund will be the same as the basis of such assets to Long-Short Fund immediately prior to the Reorganization (Section 362(b) of the Code);

(6) The holding period of the assets of Long-Short Fund received by World Fund will include the period during which such assets were held by Long-Short Fund (Section 1223(2) of the Code);

(7) No gain or loss will be recognized by the shareholders of Long-Short Fund upon the exchange of their shares in Long-Short Fund for voting shares of World Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

(8) The basis of World Fund Shares received by the shareholders of Long-Short Fund shall be the same as the basis of the Long-Short Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

(9) The holding period of World Fund Shares received by shareholders of Long-Short Fund (including fractional shares to which they may be entitled) will include the holding period of Long-Short Fund Shares surrendered in exchange therefor, provided that Long-Short Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

(10) World Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (“Treasury Regulations”)) the items of Long-Short Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

(h) That there shall be delivered to the Templeton Trust, on behalf of World Fund, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to the Franklin Trust, on behalf of Long-Short Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1) Long-Short Fund is a series of the Franklin Trust and that the Franklin Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2) The Franklin Trust is an open-end investment company of the management type registered as such under the 1940 Act;

(3) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Franklin Trust on behalf of Long-Short Fund; and

(4) The Plan is the legal, valid and binding obligation of the Franklin Trust, on behalf of Long-Short Fund, and is enforceable against the Franklin Trust, on behalf of Long-Short Fund, in accordance with its terms.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Franklin Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Franklin Trust.

(i) That there shall be delivered to the Franklin Trust, on behalf of Long-Short Fund, an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Templeton Trust, on behalf of World Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1) World Fund is a series of the Templeton Trust and that the Templeton Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2) The Templeton Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of World Fund;

(3) The Templeton Trust is an open-end investment company of the management type registered as such under the 1940 Act;

(4) World Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Templeton Trust, on behalf of World Fund;

(5) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary statutory trust action on the part of the Templeton Trust, on behalf of World Fund;

(6) The Plan is the legal, valid and binding obligation of the Templeton Trust, on behalf of World Fund, and is enforceable against the Templeton Trust, on behalf of World Fund, in accordance with its terms; and

(7) The registration statement on Form N-1A of the Templeton Trust, on behalf of World Fund, of which the prospectus dated January 1, 2010 of World Fund is a part (the “Prospectus”), is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Templeton Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Templeton Trust.

(j) That Templeton Trust’s prospectus contained in the Registration Statement with respect to World Fund Shares to be delivered to Long-Short Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(k) That World Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit World Fund Shares lawfully to be delivered to each holder of Long-Short Fund Shares.

(l) That, at the Closing, there shall be transferred to the Templeton Trust, on behalf of World Fund, aggregate Net Assets of Long-Short Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Long-Short Fund on the Closing Date.

(m) That there be delivered to the Templeton Trust, on behalf of World Fund, information concerning the tax basis of Long-Short Fund in all securities transferred to World Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of Long-Short Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Franklin Trust, on behalf of Long-Short Fund, with respect to each shareholder.

9. Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: Franklin Trust, on behalf of Long-Short Fund, and Templeton Trust, on behalf of World Fund, will each pay 25% of the costs of the Reorganization. Franklin Advisers, Inc., the investment manager for Long-Short Fund, and Templeton Global Advisers Limited, the investment manager for World Fund, will each pay 25% of the costs of the Reorganization.

10. Termination; Postponement; Waiver; Order.

(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of Long-Short Fund) to the Closing, or the Closing may be postponed as follows:

(1) by mutual consent of the Franklin Trust, on behalf of Long-Short Fund, and the Templeton Trust, on behalf of World Fund;

(2) by the Templeton Trust, on behalf of World Fund, if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

(3) by the Franklin Trust, on behalf of Long-Short Fund, if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

(b) If the transactions contemplated by the Plan have not been consummated by [ ], 2010, the Plan shall automatically terminate on that date, unless a later date is agreed to by both the Templeton Trust and the Franklin Trust.

(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither the Franklin Trust, the Templeton Trust, Long-Short Fund nor World Fund, nor their trustees, officers, or agents or the shareholders of Long-Short Fund or World Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 9 hereof.

(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the party who is entitled to the benefit thereof if, in the judgment of such party, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders, on behalf of whom such action is taken.

(e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Franklin Trust nor the Templeton Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of the Franklin Trust, on behalf of Long-Short Fund, or the Board of Trustees of the Templeton Trust, on behalf of World Fund, to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of Long-Short Fund; provided that, if such term or condition would result in a change in the method of computing the number of World Fund Shares to be issued to Long-Short Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of Long-Short Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless the Franklin Trust promptly calls a special meeting of the shareholders of Long-Short Fund at which such condition shall be submitted for approval.

11. Liability of the Franklin Trust and the Templeton Trust.

(a) Each party acknowledges and agrees that all obligations of the Templeton Trust under the Plan are binding only with respect to World Fund; that any liability of the Templeton Trust under the Plan with respect to the Templeton Trust, or in connection with the transactions contemplated herein with respect to World Fund, shall be discharged only out of the assets of World Fund; that no other series of the Templeton Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither the Franklin Trust nor Long-Short Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Templeton Trust or Long-Short Fund, the trustees, officers, employees or agents of the Templeton Trust, or any of them.

(b) Each party acknowledges and agrees that all obligations of the Franklin Trust under the Plan are binding only with respect to Long-Short Fund; that any liability of the Franklin Trust under this Plan with respect to Long-Short Fund in connection with the transactions contemplated herein, shall be discharged only out of the assets of Long-Short Fund; that no other series of the Franklin Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither the Templeton Trust nor World Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Franklin Trust or Long-Short Fund, the trustees, officers, employees or agents of the Franklin Trust, or any of them.

12. Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

13. Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14. Notices.

Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to World Fund, at Templeton Funds, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394, Attention: Secretary, or Long-Short Fund, at Franklin Templeton International Trust, One Franklin Parkway, San Mateo, California 94403 Attention: Secretary, as the case may be.

15. Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

IN WITNESS WHEREOF, the Franklin Trust, on behalf of Long-Short Fund, and the Templeton Trust, on behalf of World Fund, have each caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

TEMPLETON FUNDS

on behalf of TEMPLETON WORLD FUND

By:

(Name) (Title)

FRANKLIN TEMPLETON

INTERNATIONAL TRUST,

on behalf of TEMPLETON GLOBAL LONG-

SHORT FUND

By:

(Name) (Title)

EXHIBIT B

PROSPECTUS (enclosed)

B-1

FTIT-TGLSF PROXY 02/10

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Please detach at perforation before mailing.

PROXY	TEMPLETON GLOBAL LONG-SHORT FUND	PROXY

SPECIAL MEETING OF SHAREHOLDERS

APRIL 9, 2010

The undersigned hereby revokes all previous proxies for his/her shares of Templeton Global Long-Short Fund (“Long-Short Fund”) and appoints KIMBERLY H. NOVOTNY, ROBERT C. ROSSELOT and LORI A. WEBER, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Long-Short Fund that the undersigned is entitled to vote at the Long-Short Fund Special Meeting of Shareholders (the “Meeting”) to be held at the office of Franklin Templeton Investments, 500 East Broward Boulevard, 12th Floor, Fort Lauderdale, FL 33394 at 12:00 Noon, Eastern time, on April 9, 2010, including any postponements or adjournments thereof, upon the matter set forth below and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited on behalf of the Board of Trustees of Franklin Templeton International Trust, on behalf of Long-Short Fund. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

VOTE VIA THE INTERNET: WWW.MYPROXYONLINE.COM

VOTE VIA THE TELEPHONE: 1-877-259-6290

999 9999 9999 999

Note: Please sign exactly as your name appears on the proxy. If signing for estates, trust, or corporations, title or capacity should be stated. If shares are held jointly, one or more joint owners should sign.

Signature

Signature

Dated	[FKT_18290A_110907]

I PLAN TO ATTEND THE MEETING.	YES	NO

(Please see reverse side)

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Please detach at perforation before mailing.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE PROPOSAL.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ☐

FOR AGAINST ABSTAIN
Proposal:

To approve an Agreement and Plan of Reorganization (the “Plan”) between Franklin Templeton International Trust, on behalf of Long-Short Fund, and Templeton Funds, on behalf of Templeton World Fund (“World Fund”), that provides for: (i) the acquisition of substantially  all of the assets of Long-Short Fund by World Fund in exchange solely for Class A, Class B and Advisor Class shares of World Fund, (ii) the distribution of such shares to the shareholders of Long-Short Fund, and (iii) the complete liquidation and dissolution of Long-Short Fund. Shareholders of Long-Short Fund will receive Class A, Class B or Advisor Class shares of World Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders’ Class A, Class B or Advisor Class shares of Long-Short Fund.

	[ ]	[ ]	[ ]

IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY.....TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS

REQUIRED IF MAILED IN THE U.S.

[FKT_18290A_B_040910]

Part B

STATEMENT OF ADDITIONAL INFORMATION

FOR

TEMPLETON WORLD FUND

a series of

TEMPLETON FUNDS

Dated February [1], 2010

Acquisition of Substantially All of the Assets of

TEMPLETON GLOBAL LONG-SHORT FUND,

(a series of Franklin Templeton International Trust)

By and in exchange for shares of

TEMPLETON WORLD FUND

(a series of Templeton Funds)

This Statement of Additional Information (“SAI”), relates specifically to the proposed acquisition of substantially all of the assets of Templeton Global Long-Short Fund, a series of the Franklin Templeton International Trust (Long-Short Fund)by and in exchange for Class A, Class B and Advisor Class shares of Templeton World Fund (the “World Fund”).

This SAI consists of this Cover Page and the following documents, each of which [was or will be filed electronically with the Securities and Exchange Commission] and is incorporated by reference herein (is legally considered to be part of this SAI):

1. Statement of Additional Information of World Fund dated January 1, 2010, [which will be incorporated herein by reference to the Templeton Funds filing under Rule 485(b) to be filed via EDGAR on or about December 28, 2009,] and will be mailed to any shareholder who requests this SAI.

2. Long-Short Fund’s audited financial statements and related Report of Independent Auditors contained in the Annual Report to Shareholders for the year ended October 31, 2009 [which will be incorporated herein by reference to the Franklin Trust filing under Rule 485(b) to be filed via EDGAR on or about December 31, 2009,] and will be mailed to any shareholder who requests this SAI.

3. Long-Short Fund’s unaudited financial statements for the six months ended April 30, 2009 are contained in and incorporated by reference to the Semi-Annual Report to Shareholders for the six months ended April 30, 2009 (previously filed on EDGAR, Accession No. 0000876441-09-000016 filed on June 29, 2009) and will be mailed to any shareholder who requests this SAI.

4. World Fund’s audited financial statements and related Report of Independent Auditors are contained in and incorporated herein by reference to the Annual Report to Shareholders for the year ended August 31, 2009 (previously filed on EDGAR, Accession No. 0000225930-09-000024 filed on October 30, 2009) and will be mailed to any shareholder who requests this SAI.

This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Stated dated February [1], 2010, relating to the above-referenced transactions. You can request a copy of the Prospectus/Proxy Statement by calling (800) DIAL BEN®(800) 342-5236 or by writing to World Fund at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware statutory trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a) and 14(a):

(1) Copies of the charter of the Registrant as now in effect;

(a)	Agreement and Declaration of Trust dated October 18, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(b)	Certificate of Trust dated October 18, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(c)	Certificate of Amendment dated October 18, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(d)

Certificate of Amendment dated December 5, 2006 to Agreement and Declaration of Trust dated October 18, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(e)	Certificate of Amendment of Certification of Trust dated October 21, 2008 (Previously filed with Post-Effective Amendment No. 45 to Registration Statement on Form N-1A on January 7, 2009)

(2) Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)	By-Laws of Templeton Funds Trust dated October 18, 2006 (Previously filed with Post-Effective Amendment No. No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(b)

Certificate of Amendment dated December 5, 2006 of By-Laws of dated October 18, 2006 (Previously filed with Post-Effective Amendment No. No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable.

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)

Form of Agreement and Plan of Reorganization between the Registrant, on behalf of Templeton World Fund, and Franklin Templeton International Trust on behalf of Templeton Global Long-Short Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

Not Applicable.

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Investment Management Agreement between the Registrant on behalf of Templeton World Fund and Templeton Global Advisors Limited dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(b)

Investment Management Agreement between the Registrant on behalf of Templeton Foreign Fund and Templeton Global Advisors Limited dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement between the Registrant on behalf of each series and Franklin Templeton Distributors, Inc., dated October 17, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(b)

Form of Selling Agreements between the Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003 (Previously filed with Post-Effective Amendment No. 38 to Registration Statement on Form N-1A on December 2, 2004)

(c)

Amendment dated May 15, 2006 to form of Selling Agreements between Franklin Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003 (Previously filed with Post-Effective Amendment No. 42 to Registration Statement on Form N-1A on December 28, 2007)

(8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Restated Custody Agreement between the Registrant on behalf of Templeton World Fund and JPMorgan Chase Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

(b)

Restated Custody Agreement between the Registrant on behalf of Templeton Foreign Fund and JPMorgan Chase Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

(c)	Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

(d)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A on October 29, 1998)

(e)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

(f)

Assignment of Custody Agreement between the Registrant on behalf of Templeton World Fund and JPMorgan Chase Bank, N.A. dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(g)

Assignment of Custody Agreement between the Registrant on behalf of Templeton Foreign Fund and JPMorgan Chase Bank, N.A. dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)

Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton World Fund – Class A and Franklin Templeton Distributors, Inc. dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(b)

Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of each series – Class B and Franklin Templeton Distributors, Inc. dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(c)

Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton World Fund – Class C and Franklin Templeton Distributors, Inc. dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(d)

Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Fund – Class A and Franklin Templeton Distributors, Inc. dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(e)

Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Fund – Class C and Franklin Templeton Distributors, Inc. dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(f)

Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Fund – Class R and Franklin Templeton Distributors, Inc. dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(g)	Multiple Class Plan on behalf of Templeton World Fund dated October 17, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(h)	Multiple Class Plan on behalf of Templeton Foreign Fund dated October 17, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Opinion and Consent of Counsel dated December 22, 2009

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	To be filed by amendment

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Sub-Transfer Agent Agreement between the Registrant, Franklin Templeton Investor Services LLC and The Shareholder Services Group, Inc. dated June 22, 1994 (Previously filed with Post-Effective Amendment No. 37 to Registration Statement on Form N-1A on December 30, 2003)

(b)	Amendment to the Sub-Transfer Agent Agreement dated January 1, 1999 (Previously filed with Post-Effective Amendment No. 37 to Registration Statement on Form N-1A on December 30, 2003)

(c)	Assignment of the Sub-Transfer Agent Agreement dated June 13, 2003 (Previously filed with Post-Effective Amendment No. 37 to Registration Statement on Form N-1A on December 30, 2003)

(d)

Sub-Accounting Services Agreement between Registrant, Franklin Templeton Investor Services LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

(e)

Fund Administration Agreement between Registrant on behalf of each series and Franklin Templeton Services, LLC dated October 17, 2006 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(b)

Transfer Agent and Shareholder Services Agreement between Registrant on behalf of each series and Franklin Templeton Investor Services LLC dated January 1, 2008 (Previously filed with Post-Effective Amendment No. 43 to Registration Statement on Form N-1A on January 31, 2008)

(14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm

(15) All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable.

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney dated December 1, 2009

(17) Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics dated May, 2008 (Previously filed with Post-Effective Amendment No. 45 to Registration Statement on Form N-1A on January 7, 2009)

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 23rd day of December, 2009.

TEMPLETON FUNDS

(Registrant)

By/s/DAVID P. GOSS

David P. Goss,

Vice President

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Gary P. Motyl*	Chief Executive Officer -
Gary P. Motyl	Investment Management Dated: December 23, 2009

Laura F. Fergerson*	Chief Executive Officer –
Laura F. Fergerson	Finance and Administration Dated: December 23, 2009

Mark H. Otani*	Chief Financial Officer and
Mark H. Otani	Chief Accounting Officer Dated: December 23, 2009

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: December 23, 2009

Ann Torre Bates*	Trustee
Ann Torre Bates	Dated: December 23, 2009

Frank J. Crothers*	Trustee
Frank J. Crothers	Dated: December 23, 2009

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: December 23, 2009

Charles B. Johnson*	Trustee
Charles B. Johnson	Dated: December 23, 2009

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: December 23, 2009

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: December 23, 2009

David W. Niemiec*	Trustee
David W. Niemiec	Dated: December 23, 2009

Frank A. Olson*	Trustee
Frank A. Olson	Dated: December 23, 2009

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: December 23, 2009

Constantine D. Tseretopoulos*	Trustee
Constantine D. Tseretopoulos	Dated: December 23, 2009

Robert E. Wade*	Trustee
Robert E. Wade	Dated: December 23, 2009

*By/s/DAVID P. GOSS

David P. Goss, Attorney-in-Fact

(Pursuant to Powers of Attorney

filed herewith)

TEMPLETON FUNDS

N-14 REGISTRATION STATEMENT

EXHIBIT INDEX

EX-99.(1)(a)	Agreement and Declaration of Trust dated October 18, 2006	*

EX-99.(1)(b)	Certificate of Trust dated October 18, 2006	*

EX-99.(1)(c)	Certificate of Amendment dated October 18, 2006	*

EX-99.(1)(d)	Certificate of Amendment dated December 5, 2006	*

EX-99.(1)(e)	Certificate of Amendment of Certification of Trust dated October 21, 2008	*

EX-99.(2)(a)	By-Laws dated October 18, 2006	*

EX-99.(2)(b)	Certificate of Amendment dated October 18, 2006	*

EX-99.(6)(a)	Investment Management Agreement between the Registrant on behalf of Templeton World Fund and Templeton Global Advisors Limited dated January 1, 2008	*

EX-99.(6)(b)	Investment Management Agreement between the Registrant on behalf of Templeton Foreign Fund and Templeton Global Advisors Limited dated January 1, 2008	*

EX-99.(7)(a)	Distribution Agreement between the Registration on behalf of each series and Franklin Templeton Distributors, Inc. dated October 17, 2006	*

EX-99.(7)(b)	Form of Selling Agreement between the Registration Franklin Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*

EX-99.(7)(b)	Amendment dated May 15, 2006 to Form of Selling Agreement between the Franklin Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*

EX-99.(9)(a)	Restated Custody Agreement between the Registrant on behalf of Templeton World Fund and The Chase Manhattan Bank dated February 11, 1986	*

EX-99.(9)(b)	Restated Custody Agreement between the Registrant on behalf of Templeton Foreign Fund and The Chase Manhattan Bank dated February 11, 1986	*

EX-99.(9)(c)	Amendment dated March 3, 1998 to the Custody Agreement	*

EX-99.(9)(d)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement	*

EX-99.(9)(e)	Amendment No. 3 dated May 1, 1998 to the Custody Agreement	*

EX-99.(9)(f)	Assignment of Custody Agreement between the Registrant on behalf of Templeton World Fund and The Chase Manhattan Bank dated January 1, 2008	*

EX-99.(9)(g)	Assignment of Custody Agreement between the Registrant on behalf of Templeton Foreign Fund and The Chase Manhattan Bank dated January 1, 2008	*

EX-99.(10)(a)	Distibution Plan pursuant to Rule 12b-1 Plan between the Registrant, on behalf of TempletonWorld Fund Class A and Franklin Templeton Distributors, Inc. dated January 1, 2008	*

EX-99.(10)(b)	Distibution Plan pursuant to Rule 12b-1 Plan between the Registrant, on behalf of each seriesClass B and Franklin Templeton Distributors, Inc. dated January 1, 2008	*

EX-99.(10)(c)	Distibution Plan pursuant to Rule 12b-1 Plan between the Registrant, on behalf of Templeton World Fund Class C and Franklin Templeton Distributors, Inc. dated January 1, 2008	*

EX-99.(10)(d)	Distibution Plan pursuant to Rule 12b-1 Plan between the Registrant, on behalf of Templeton Foreign Fund Class A and Franklin Templeton Distributors, Inc. dated January 1, 2008	*

EX-99.(10)(e)	Distibution Plan pursuant to Rule 12b-1 Plan between the Registrant, on behalf of Templeton Foreign Fund Class C and Franklin Templeton Distributors, Inc. dated January 1, 2008	*

EX-99.(10)(f)	Distibution Plan pursuant to Rule 12b-1 Plan between the Registrant, on behalf of Templeton Foreign Fund Class R and Franklin Templeton Distributors, Inc. dated January 1, 2008	*

EX-99.(10)(g)	Multiple Class Plan on behalf of Templeton World Fund dated October 17, 2006	*

EX-99.(10)(g)	Multiple Class Plan on behalf of Templeton Foreign Fund dated October 17, 2006	*

EX-99.(11)(a)	Opinion and Consent of Counsel	Attached

EX-99.(13)(a)	Sub-Transfer Agent Agreement between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc. dated June 22, 1994	*

EX-99.(13)(b)	Amendment to the Sub-Transfer Agent Agreement dated January 1, 1999	*

EX-99.(13)(c)	Assignment of the Sub-Transfer Agent Agreement dated June 13, 2003	*

EX-99.(13)(d)	Sub-Accounting Services Agreement between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner and Smith Inc. dated June 22, 1994	*

EX-99.(13)(e)	Fund Adiministration Agreement between the Registrant on behalf of each series and Franklin Templeton Services, LLC dated October 17, 2006	*

EX-99.(13)(f)	Transfer Agent and Shareholder Service Agreement Registrant on behalf of each series and Franklin Templeton Investor Services, LLC dated January 1, 2008	*

EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm	Attached

EX-99.(16)(a)	Powers of Attorney dated December 1, 2009	Attached

* Incorporated by reference.